Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2019
Basis of preparation of the consolidated financial statements
Basis of preparation of the consolidated financial statements

3         Basis of preparation of the consolidated financial statements

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board.

The consolidated financial statements have been prepared under the historical cost convention, except for some financial assets and financial liabilities (including derivative financial instruments) measured at fair value at the end of each reporting period. Certain prior year amounts have been conformed to the current year's presentation.

The consolidated financial statements of the Company for the year ended December 31, 2019 were approved to be issued in accordance with a resolution of the Board of Directors on February 13, 2020.